Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Fair Values of Financial Assets and Liabilities	The following table provides information about how the fair values of these financial assets and liabilities are determined as at each of December 31, 2018 and December 31, 2017:

	As at December 31, 2018
In thousands of U.S. Dollars	Fair value & carrying value	Level 1	Level 2	Level 3
Bonds - FVOCI	103,153	103,153	—	—
Equity in unquoted companies - FVTPL	6,773	—	—	6,773
Derivatives	54,583	—	42,983	11,600
Total financial assets	164,509	103,153	42,983	18,373

Derivatives	22,561	—	6,276	16,285
Deferred contingent payment - FVTPL	77,628	—	—	77,628
Other long-term liabilities - FVTPL	2,740	—	—	2,740
Total financial liabilities	102,929	—	6,276	96,653

	As at December 31, 2017
In thousands of U.S. Dollars	Fair value & carrying value	Level 1	Level 2	Level 3
Bonds - Available-for-sale	115,343	115,343	—	—
Funds - Available-for-sale	7,045	7,045	—	—
Equity in unquoted companies - Available-for-sale	6,981	—	—	6,981
Equity in quoted companies - Available-for-sale	281	281	—	—
Total available-for-sale	129,650	122,669	—	6,981
Derivatives	2,037	—	2,037	—
Total financial assets	131,687	122,669	2,037	6,981

Derivatives	121,881	—	111,762	10,119
Total financial liabilities	121,881	—	111,762	10,119

Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost

The fair values of other financial assets and liabilities measured at amortized cost on the consolidated statements of financial position as at each of December 31, 2018, and December 31, 2017 are as follows:

	As at December 31, 2018
In thousands of U.S. Dollars	Fair value	Level 1	Level 2	Level 3
First Lien Term Loans	4,414,525	—	4,414,525	—
Senior Notes	969,370	—	969,370	—
Total financial liabilities	5,383,895	—	5,383,895	—

	As at December 31, 2017
In thousands of U.S. Dollars	Fair value	Level 1	Level 2	Level 3
Previous First Lien Term Loans	2,370,335	—	2,370,335	—
USD Second Lien Term Loan	95,713	—	95,713	—
Total financial liabilities	2,466,048	—	2,466,048	—

Schedule of Reconciliation of Level 3 Fair Values

The following table shows a reconciliation from opening balances to the closing balances for Level 3 fair values:

In thousands of U.S Dollars	Level 3 Equity	Level 3 Promissory note	Level 3 Embedded Derivative
Balance – January 1, 2017	15,249	4,827	—
Transfers into Level 3	(8,526)	—	—
Re-measurement of fair value	258	3,257	—
Settlement	—	(8,084)	—
Balance – December 31, 2017	6,981	—	—
Adjustment on adoption of IFRS 9	1,787	—	—
Balance – January 1, 2018 (restated)	8,768	—	—
Recognized	—	—	17,700
Re-measurement of fair value	(1,974)	—	(6,100)
Translation	(22)	—	—
Balance – December 31, 2018	6,772	—	11,600

In thousands of U.S Dollars	Level 3 Deferred contingent payment	Level 3 Unsettled Bets *	Other
Balance – January 1, 2017	195,506	519	23,230
Settlement	(197,510)	179	(14,905)
Re-measurement of fair value	2,004	38	718
Translation	—	43	1,076
Balance – December 31, 2017	—	779	10,119
Acquired on business combination	84,662	19,226	—
Settlements	—	968	(7,006)
Re-measurement of fair value	(342)	(4,782)	215
Translation	(6,692)	94	(588)
Balance – December 31, 2018	77,628	16,285	2,740